Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 1,640
Amortization	406	$ 307	$ 485
Balance	1,611	1,640
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,621	2,052
Acquisition under business combinations		664
Additions	378	2
Effect of movements in exchange rates	(1)	(1)
Disposals		(96)
Balance	2,998	2,621	2,052
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	981	770
Amortization	406	307
Disposals		(96)
Balance	1,387	981	770
Computer And Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	228
Balance	478	228
Computer And Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	543	520
Acquisition under business combinations		117
Additions	366	2
Disposals		(96)
Balance	909	543	520
Computer And Office Equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	315	323
Amortization	116	88
Disposals		(96)
Balance	431	315	323
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	11	0
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	170	170
Additions	12
Balance	182	170	170
Leasehold improvements | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	170	170
Amortization	1
Balance	171	170	170
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,412
Balance	1,122	1,412
Right-of-use assets [member] | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,908	1,362
Acquisition under business combinations		547
Effect of movements in exchange rates	(1)	(1)
Balance	1,907	1,908	1,362
Right-of-use assets [member] | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	496	277
Amortization	289	219
Balance	$ 785	$ 496	$ 277